SHARE LISTING EXPENSE - Additional information (Details)			12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares shares	Apr. 30, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) $ / shares shares
SHARE LISTING EXPENSE
Share listing expenses			€ 71,630,000
Minimum
SHARE LISTING EXPENSE
Fair value per warrant | € / shares		€ 0.25
Pegasus | SCHMID Group N.V
SHARE LISTING EXPENSE
Fair value of shares deemed issues (AxB)	€ 68,000,000		€ 68,000,000	€ 68,000,000
Pegasus closing price as of April 30, 2024 | (per share)			€ 9.61	€ (10.3)
Fair value of identifiable net assets	(3,529,000)	€ (3,500,000)	€ (3,529,000)	€ (3,529,000)
Current liabilities assumed	9,300,000	10,600,000	9,300,000	9,300,000
Amount recognised as of the acquisition date for deferred underwriting commissions	7,500,000		7,500,000	7,500,000
Warrant liabilities assumed	€ 5,300,000	€ 1,400,000	€ 5,300,000	€ 5,300,000
Number of warrants issued | shares	21	17,000,000	21	21
Fair value per warrant | (per share)		€ 0.25	€ 0.2519	€ 0.27
Fair Value Per Shares Deemed Issues | € / shares			€ 68.106
Share listing expenses		€ 71,600,000	€ 71,630,000
Decrese in fair value of warrant liabilities			€ 2,000,000
Pegasus | Maximum | SCHMID Group N.V
SHARE LISTING EXPENSE
Fair value per warrant | € / shares	€ 0.24